Non-operating expenses	12 Months Ended
Dec. 31, 2024
Non-operating Expenses
Non-operating expenses

Note 32.      Non-operating expenses

Non-operating expenses consisted of the following:

	12 months ended December 31,
USD'000	2024	2023	2022
Foreign exchange losses	775	2,134	3,618
Financial charges	317	261	56
Interest expense	884	702	565
Other components of defined benefit plans, net	29	(45)	14
Accounts receivable write-off	-	-	1,282
Other	13	55	16
Total non-operating expenses from continuing operations	2,018	3,107	5,551